Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	NOTE 11 – SUBSEQUENT EVENTS On July 1, 2021, we sold an additional 115,000 common stock shares at the Offering Price for net proceeds (after deducting offering costs of $23,070) of $206,930.

NOTE 8 – SUBSEQUENT EVENTS

Management has evaluated subsequent events through June 01, 2021 the date the financial statements were available to be issued.

As of January 7th, 2021 the Company issued shares of stock pursuant to a stock purchase agreement which includes a vesting schedule and repurchase option to Mr. Steven P. DenBaars who will be serving as an advisor to the Corporation, such issuance to be made pursuant to the exemption from registration under Section 4(a)(2) of the Securities Act of 1933, as amended (the “Securities Act”), and the exemption from qualification under California Law §25102(f) and available exemptions from the registration or qualification requirements of any other applicable state “blue sky” securities laws. The 32,806 shares were issued for the consideration amount of $202.02.

On February 5, 2021, the Company issued Simple Agreement for Future Equity (“SAFE”) Notes to Investors for a total of $210,000 (including the $5,000 of advances from an officer).

Beginning April 01, 2021, the Company began leasing a new office space in Goleta, California. The lease calls for a base monthly rent of $13,013.75 with a CPI escalation over the initial base rent over the term of the lease. The lease matures on March 31,2026 with the option to renew the lease with reasonable notice.

Beginning April 01, 2021, the Company began subleasing a portion of their new office space in Goleta, California with Calient Technologies for 27 Castilian, Goleta, CA. The lease provides for base monthly rent of approximately $13,013 through May 31, 2021 and $8,400 starting June 1, 2021 on a month-to-month basis.

On April 13th, 2021 the Company engaged with Montrose Capital for an Alternative Public Offering (“APO”) process to complete a reverse merger as early as June 21, 2021, which was the target date set by the board of directors.